Registration No. 33-87498
                                                                       811-8910


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                          Pre-Effective Amendment No.  _____               [ ]
                          Post-Effective Amendment No.  10                 [x]
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                                 Amendment No.  13                         [x]
                       (Check appropriate box or boxes.)


                           VINTAGE MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (515) 244-5426


                           MARK A. MCCLURG, President
                             IMG Mutual Funds, Inc.
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
                    (Name and Address of Agent for Service)


                        Copies of all Communications to:
                              JOHN C. MILES, ESQ.
                  Cline, Williams, Wright, Johnson & Oldfather
                          1900 FirsTier Bank Building
                            Lincoln, Nebraska 68508


Approximate Date of Proposed Public Offering:   As soon as practicable after the
Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Securites Company Act of 1940, and the Rule 24f-2 Notice for the year ended April 30, 1997 was filed on or about June 25, 1997.

                           VINTAGE MUTUAL FUNDS, INC.
                              Cross-Reference Sheet
                             Required by Rule 404(a)

                                     PART A

N-1A Item No.                          Location in Vintage Funds Prospectus
-------------                          ------------------------------------
1. Cover Page.............................COVER PAGE
2. Synopsis...............................PROSPECTUS SUMMARY
3. Financial Highlights...................NOT APPLICABLE
4. General Description of Registrant......INVESTMENT OBJECTIVES, POLICIES AND
                                          RISK FACTORS OF THE FUNDS; INVESTMENT
                                          RESTRICTIONS;GENERAL INFORMATION-
                                          DESCRIPTION OF THE COMPANY AND ITS
                                          SHARES
5. Management of the Fund.................MANAGEMENT OF THE COMPANY
6. Capital Stock and Other
   Securities.............................HOW TO PURCHASE AND REDEEM SHARES;
                                          DIVIDENDS AND TAXES; GENERAL
                                          INFORMATION-DESCRIPTION OF THE
                                          COMPANY AND ITS SHARES; GENERAL
                                          INFORMATION-MISCELLANEOUS
7. Purchase of Securities
   Being Offered..........................VALUATION OF SHARES; HOW TO PURCHASE
                                          AND REDEEM SHARES
8. Redemption or Repurchase...............HOW TO PURCHASE AND REDEEM SHARES
9. Legal Proceedings......................NOT APPLICABLE

                                       Location in Vintage Bond Fund Prospectus
                                       ----------------------------------------
1. Cover Page.............................COVER PAGE
2. Synopsis...............................SUMMARY
3. Financial Highlights...................NOT APPLICABLE
4. General Description of Registrant......INVESTMENT OBJECTIVES AND POLICIES
5. Management of the Fund.................MANAGEMENT
6. Capital Stock and Other
   Securities.............................COVER PAGE; DISTRIBUTIONS AND TAXES;
                                          CAPITAL STOCK
7. Purchase of Securities
   Being Offered..........................HOW TO INVEST
8. Redemption or Repurchase...............HOW TO REDEEM SHARES
9. Legal Proceedings......................NOT APPLICABLE

                                       Location in Liquid Assets Fund/Municipal
                                       Assets Fund Combined Prospectus
                                       -------------------------------
1. Cover Page.............................COVER PAGE
2. Synopsis...............................SUMMARY
3. Financial Highlights...................NOT APPLICABLE
4. General Description of Registrant......INVESTMENT OBJECTIVES, POLICIES AND
                                          RESTRICTIONS
5. Management of the Fund.................MANAGEMENT AND FEES
6. Capital Stock and Other Securities.....COVER PAGE; DISTRIBUTIONS AND TAXES;
                                          ORGANIZATION AND SHARES OF THE FUNDS
7. Purchase of Securities Being Offered...OPENING AN ACCOUNT; PURCHASING SHARES
8. Redemption or Repurchase...............REDEEMING SHARES
9. Legal Proceedings......................NOT APPLICABLE

                                     PART B

                                       Location in Vintage Funds
                                       Statement of Additional Information
                                       -----------------------------------
10. Cover Page.........................COVER PAGE
11. Table of Contents..................TABLE OF CONTENTS
12. General Information and History....GENERAL INFORMATION; ADDITIONAL
                                       INFORMATION
13. Investment Objective and Policies..INVESTMENT OBJECTIVES AND POLICIES
14. Management of the Fund.............MANAGEMENT OF THE COMPANY
15. Control Persons and Principal
    Holders of Securities..............ADDITIONAL INFORMATION-DESCRIPTION OF
                                       SHARES
16. Investment Advisory and
    Other Services.....................MANAGEMENT OF THE COMPANY
17. Brokerage Allocation...............MANAGEMENT OF THE COMPANY-PORTFOLIO
                                       TRANSACTIONS
18. Capital Stock and Other
    Securities.........................ADDITIONAL INFORMATION-DESCRIPTION OF
                                       SHARES
19. Purchase, Redemption and Pricing
    of Securities Being Offered........NET ASSET VALUE; ADDITIONAL PURCHASE AND
                                       REDEMPTION INFORMATION
20. Tax Status.........................ADDITIONAL INFORMATION-ADDITIONAL TAX
                                       INFORMATION
21. Underwriters.......................MANAGEMENT OF THE COMPANY-DISTRIBUTOR
22. Calculation of Performance data....ADDITIONAL INFORMATION
23. Financial Statements...............FINANCIAL STATEMENTS


                                       Location in Vintage Bond Fund
                                       Statement of Additional Information
                                       -----------------------------------
10. Cover Page.........................COVER PAGE
11. Table of Contents..................TABLE OF CONTENTS
12. General Information and History....NOT APPLICABLE
13. Investment Objective and Policies..INVESTMENT POLICIES AND TECHNIQUES;
                                       INVESTMENT RESTRICTIONS
14. Management of the Fund.............DIRECTORS AND OFFICERS; MANAGEMENT
                                       OF THE FUND
15. Control Persons and Principal
    Holders of Securities..............DIRECTORS AND OFFICERS; PRINCIPAL
                                       SHAREHOLDERS; MANAGEMENT OF THE FUND
16. Investment Advisory and
    Other Services.....................MANAGEMENT OF THE FUND
17. Brokerage Allocation...............FUND TRANSACTIONS AND BROKERAGE
18. Capital Stock and
    Other Securities...................NOT APPLICABLE; SEE CAPITAL STOCK IN
                                       PROSPECTUS
19. Purchase, Redemption and Pricing
    of Securities Being Offered........DETERMINATION OF NET ASSET VALUE;
                                       VALUATION OF FUND SECURITIES
20. Tax Status.........................TAXES
21. Underwriters.......................MANAGEMENT OF THE FUND
22. Calculation of Performance data....PERFORMANCE INFORMATION
23. Financial Statements...............FINANCIAL STATEMENTS

                                       Location in Liquid Assets Fund
                                       Statement of Additional Information
                                       -----------------------------------
10. Cover Page.........................COVER PAGE
11. Table of Contents..................TABLE OF CONTENTS
12. General Information and History....GENERAL INFORMATION AND HISTORY
13. Investment Objective and Policies..INVESTMENT OBJECTIVES, POLICIES AND
                                       RESTRICTIONS
14. Management of the Fund.............MANAGEMENT; COMPENSATION TABLE
15. Control Persons and Principal
    Holders of Securities..............PRINCIPAL SHAREHOLDERS; MANAGEMENT
16. Investment Advisory and
    Other Services.....................MANAGEMENT; THE INVESTMENT
                                       ADVISORY AGREEMENT
17. Brokerage Allocation...............MANAGEMENT
18. Capital Stock and
    Other Securities...................NOT APPLICABLE; SEE ORGANIZATION AND
                                       SHARES OF THE FUNDS IN PROSPECTUS
19. Purchase, Redemption and Pricing
    of Securities Being Offered........VALUING OF FUND'S SHARES
20. Tax Status.........................TAXES
21. Underwriters.......................THE DISTRIBUTOR AND DISTRIBUTION PLAN
22. Calculation of Performance data....CALCULATION OF YIELD
23. Financial Statements...............FINANCIAL STATEMENTS


                                       Location in Municipal Assets Fund
                                       Statement of Additional Information
                                       -----------------------------------
10. Cover Page.........................COVER PAGE
11. Table of Contents..................TABLE OF CONTENTS
12. General Information and History....GENERAL INFORMATION AND HISTORY
13. Investment Objective and Policies..INVESTMENT OBJECTIVES, POLICIES AND
                                       RESTRICTIONS
14. Management of the Fund.............MANAGEMENT; COMPENSATION TABLE
15. Control Persons and Principal
    Holders of Securities..............PRINCIPAL SHAREHOLDERS; MANAGEMENT
16. Investment Advisory and
    Other Services.....................MANAGEMENT; THE INVESTMENT
                                       ADVISORY AGREEMENT
17. Brokerage Allocation...............MANAGEMENT
18. Capital Stock and
    Other Securities...................NOT APPLICABLE; SEE ORGANIZATION AND
                                       SHARES OF THE FUNDS IN PROSPECTUS
19. Purchase, Redemption and Pricing
    of Securities Being Offered........VALUING OF FUND'S SHARES
20. Tax Status.........................TAXES
21. Underwriters.......................THE DISTRIBUTOR AND DISTRIBUTION PLAN
22. Calculation of Performance data....CALCULATION OF YIELD
23. Financial Statements...............FINANCIAL STATEMENTS

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

    SUPPLEMENT DATED FEBRUARY 24, 1998, TO PROSPECTUS DATED JANUARY 14, 1998

COMPLETION OF REORGANIZATIONS

         In a series of transactions consummated in February 1998, the Company acquired the assets of the former AMCORE Vintage Funds, the former Capital Value Portfolios, Liquid Assets Fund, Inc., and Municipal Assets Fund Inc., and has reorganized certain of its other series. Effective February 24, 1998, the Company has changed its name to Vintage Mutual Funds, Inc. As of the date hereof the Company is comprised of the following Funds:

                                                      Approximate
                  Fund                                 Net Assets
                  ----                                 ----------

         Government Assets Fund                     $ 172,144,359
         Liquid Assets Fund                            94,429,862
         Municipal Assets Fund                         38,449,486
         Vintage Limited Term Bond Fund                39,741,756
         Vintage Bond Fund                             15,501,734
         Vintage Income Fund                          104,410,653
         Vintage Municipal Bond Fund                   48,126,256
         Vintage Balanced Fund                         67,209,006
         Vintage Equity Fund                          452,492,130
         Vintage Aggressive Growth Fund                94,051,250

         Further information, including Statements of Assets and Liabilities, is included in a supplement dated the date hereof to the Statement of Additional Information dated January 14, 1998.

SUPPLEMENT DATED FEBRUARY 24, 1998, TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                JANUARY 14, 1998

COMPLETION OF REORGANIZATIONS

         In a series of transactions consummated in February 1998, the Company acquired the assets of several existing funds and reorganized certain of its other series. These transactions are reflected in the attached Statements of Assets and Liabilities (unaudited) as of February 20, 1998, and the Notes thereto.

                           VINTAGE MUTUAL FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 20, 1998

                                                                GOVERNMENT       LIQUID        MUNICIPAL
                                                               ASSETS FUND    ASSETS FUND     ASSETS FUND
ASSETS:
Investments, at value                                          108,540,068     57,973,850      38,166,757
Repurchase Agreements                                           62,996,000     35,920,232               0
                                                               -----------     ----------      ----------
     Total Investments (amortized cost $171,536,250 ;          171,536,068     93,894,082      38,166,757
     $93,894,082 and $38,166,757, respectively)
Cash                                                                     0              0          85,749
Interest and dividends receivable                                  915,312        801,746         223,547
Prepaid expenses                                                     6,045         11,013          21,757
                                                               -----------     ----------      ----------
     Total Assets                                              172,457,425     94,706,841      38,497,810
                                                               -----------     ----------      ----------
LIABILITIES:
Dividends payable                                                  213,143        224,432          34,949
Accrued expenses and other payables:
     Investment advisory fees                                       37,790         17,025           6,693
     Administration fees                                            19,345          1,614             626
     Adminitrative services fees                                         0          7,414           3,397
     Distribution fees                                                   0         23,545           1,292
     Accounting fees                                                 2,834          1,872             741
     Transfer agent fees                                             1,100          1,076             626
     Legal fees                                                      1,740              0               0
     Audit fees                                                     14,530              0               0
     Other                                                          22,584              0               0
                                                               -----------     ----------      ----------
         Total Liabilities                                         313,066        276,979          48,324

NET ASSETS:
Paid-in capital                                                172,178,532     94,429,862      38,449,486
Distributions in excess of net investment income                   (17,807)             0               0
Accumulated net realized losses on investment transaction          (16,366)             0               0
                                                               -----------     ----------      ----------
     Net Assets applicable to shares outstanding              $172,144,359    $94,429,862     $38,449,486
                                                              ============    ===========     ===========
PRICING OF S SHARES
Net assets applicable to S shares outstanding                            0     64,234,894       6,435,550
Shares outstanding, $.001 par value*                                     0     64,234,894       6,435,550
                                                              ============    ===========     ===========
Net asset value-offering and redemption price per share              $1.00          $1.00           $1.00
                                                              ============    ===========     ===========

PRICING OF T SHARES
Net assets applicable to S shares outstanding                  172,144,359     17,147,410      11,265,899
"Shares outstanding, $.001 par value*"                         172,144,359     17,147,410      11,265,899
                                                              ============    ===========     ===========
Net asset value-offering and redemption price per share              $1.00          $1.00           $1.00
                                                              ============    ===========     ===========

PRICING OF I SHARES
Net assets applicable to S shares outstanding                                   9,456,040      20,748,037
"Shares outstanding, $.001 par value*"                                          9,456,040      20,748,037
                                                                              ===========     ===========
Net asset value-offering and redemption price per share                             $1.00           $1.00
                                                                              ===========     ===========

PRICING OF S2 SHARES
Net assets applicable to S shares outstanding                                   3,591,517
"Shares outstanding, $.001 par value*"                                          3,591,517
                                                                              ===========
Net asset value-offering and redemption price per share                             $1.00
                                                                              ===========

*Shares outstanding reflect rounding to the nearest whole share.

See notes to statements of assets and liabilities.

                           VINTAGE MUTUAL FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 20, 1998

                                                                 VINTAGE         VINTAGE       VINTAGE
                                                               LIMITED TERM       BOND          INCOME
                                                                 BOND FUND        FUND           FUND
ASSETS:
Investments, at value (cost $38,785,925; $15,074,184            39,500,100      15,359,269      103,309,287
     and $101,028,447, respectively)
Interest and dividends receivable                                  272,898         147,508        1,143,117
Receivable from brokers for investments sold                             0             874                0
Receivable for capital shares issued                                 2,120               0           35,000
                                                               -----------     -----------      -----------
     Total Assets                                               39,775,118      15,507,650      104,487,404
                                                               -----------     -----------      -----------
LIABILITIES:
Payable for capital shares redeemed                                    199               0                0
Accrued expenses and other payables:
     Investment advisory fees                                       15,258           2,588           33,985
     Administration fees                                             4,721               0           11,328
     Adminitrative services fees                                     3,781             819            9,186
     Distribution fees                                                   0             562                0
     Accounting fees                                                   865             335            1,322
     Transfer agent fees                                             1,461             379              888
     Legal fees                                                        427               0              577
     Audit fees                                                      2,691               0           12,143
     Custodian fees                                                    552             335                0
     Other                                                           3,407             899            7,322
                                                               -----------     -----------      -----------
         Total Liabilities                                          33,362           5,917           76,751

NET ASSETS:
Paid-in capital                                                 39,423,159      15,142,040      104,868,438
Undistributed net investment income                                 38,352          74,610            9,052
Net unrealized appreciation on investments                         714,175         285,084        2,280,840
Accumulated net realized gains on investment transactions         (433,930)              0       (2,747,677)
                                                               -----------     -----------      -----------
      Net Assets applicable to shares outstanding              $39,741,756     $15,501,734     $104,410,653
                                                               ===========     ===========     ============
Shares outstanding, $.001 par value*                             3,936,356       1,547,589       10,309,941
                                                               ===========     ===========     ============
Net asset value-offering and redemption price per share             $10.10          $10.02           $10.13
                                                               ===========     ===========     ============
*Shares outstanding reflect rounding to the nearest whole share.

See notes to statements of assets and liabilities.

                           VINTAGE MUTUAL FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 20, 1998

                                                                  VINTAGE        VINTAGE          VINTAGE      VINTAGE
                                                                 MUNICIPAL       BALANCED         EQUITY      AGGRESSIVE
                                                                 BOND FUND        FUND              FUND     GROWTH FUND
ASSETS:
Investments, at value (cost $45,835,881; $53,911,229;           47,623,991      66,062,783      452,013,878    93,402,497
     $271,863,560 and $70,374,875, respectively)
Cash                                                                     0           4,959          190,706             0
Interest and dividends receivable                                  489,499         268,076          550,941        44,109
Receivable from brokers for investments sold                             0         925,556                0     1,885,929
Receivable for capital shares issued                                58,000          12,452          531,364        41,294
                                                               -----------     -----------     ------------   -----------
     Total Assets                                               48,171,490      67,273,826      453,286,889    95,373,829
                                                               -----------     -----------     ------------   -----------
LIABILITIES:
Payable for capital shares redeemed                                      0          20,117          130,657        56,157
Payable to brokers for investments purchased                             0               0          332,275     1,183,813
Accrued expenses and other payables:
     Investment advisory fees                                       15,816          22,403          170,144        48,095
     Administration fees                                             5,590           6,532           50,207        10,740
     Adminitrative services fees                                     5,265           5,142           43,432        10,097
     Distribution fees                                                   0               0                0             0
     Accounting fees                                                   610           1,125            6,940         1,755
     Transfer agent fees                                                 0           1,326            9,229         3,108
     Legal fees                                                        482             459            3,829           842
     Audit fees                                                     10,364           3,136           23,097         5,385
     Custodian fees                                                      0           2,080                0             0
     Other                                                           7,107           2,500           24,949         2,587
                                                               -----------     -----------     ------------   -----------
         Total Liabilities                                          45,234          64,820          794,759     1,322,579

NET ASSETS:
Paid-in capital                                                 46,302,919      54,732,178      272,202,505    70,808,667
Undistributed (distributions in excess of)
     net investment income                                          35,225          61,640         (262,414)     (520,405)
Net unrealized appreciation on investments                       1,788,110      12,151,555      180,150,317    23,027,622
Accumulated undistributed net realized gains
     on investment transactions                                          2         263,633          401,722       735,366
                                                               -----------     -----------     ------------   -----------
         Net Assets applicable to shares outstanding           $48,126,256     $67,209,006     $452,492,130   $94,051,250
                                                               ===========     ===========     ============   ===========
Outstanding units of benefical interest (shares)                 4,499,131       4,591,504                      5,847,319
                                                               ===========     ===========                    ===========
Net asset value-offering and redemption price per share             $10.70         $14.64                          $16.08
                                                               ===========     ===========                    ===========
PRICING OF S SHARES
Net assets applicable to S shares outstanding                                                   191,338,445
Shares outstanding, $.001 par value*                                                              9,560,595
                                                                                               ============
Net asset value-offering and redemption price per share                                              $20.01
                                                                                               ============
PRICING OF T SHARES
Net assets applicable to S shares outstanding                                                   261,153,685
Shares outstanding, $.001 par value*                                                             13,045,554
                                                                                               ============
Net asset value-offering and redemption price per share                                              $20.02
                                                                                               ============
*Shares outstanding reflect rounding to the nearest whole share.

See notes to statements of assets and liabilities.

                           VINTAGE MUTUAL FUNDS, INC.
                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 20, 1998
                                   (UNAUDITED)

1.       ORGANIZATION:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Limited Term Bond Fund expects to maintain a dollar-weighted average portfolio maturity of 1 to 4 years. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The Vintage Balanced Fund expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years on the fixed income portion of the portfolio. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

The Government Assets Fund offers two classes of shares. T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. S Shares are offered directly or through other broker-dealers. S Shares accrue daily dividends in the same manner as T Shares except that S Shares bear distribution and/or shareholder administrative servicing fees which T Shares do not. Differences in class level expenses may affect performance.

Liquid Assets Fund and Municipal Assets Fund offer three classes of shares. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. T Shares and I Shares accrue daily dividends in the same manner as S Shares except that each class bears separate distribution and/or shareholder servicing fees. Liquid Assets Fund also offers S2 Shares which are offered through financial institutions providing automatic "sweep" investment programs to their own customers.

The Vintage Equity Fund offers two classes of shares. T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. The Vintage Equity Fund also offers S Shares which accrue daily dividends in the same manner as T Shares except that each class bears separate distribution and/or shareholder administrative servicing fees.

Each class of shares has equal rights as to earnings, assets, and voting privileges except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.       SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at either amortized cost, which approximates market value, or at original cost which when combined with accrued interest approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities of 60 days of less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

REPURCHASE AGREEMENTS:

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. Independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

LOAN CERTIFICATES:

The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than 5 business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

TRUST CERTIFICATES:

The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase, on no more than 7 days written notice. The Trust and, accordingly, the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than 5 percent of the outstanding Trust Certificates.

SECURITIES PURCHASED ON A WHEN ISSUED OR DELAYED DELIVERY BASIS:

Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. These dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses.

FEDERAL TAXES:

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other Expenses for the Fund are prorated to the Funds on the basis of relative net assets.

3.       RELATED PARTY TRANSACTIONS:

Pursuant to an investment advisory agreement, investment advisory services are provided to the Funds by IMG. Under the terms of the investment advisory agreement, IMG is entitled to receive fees computed daily based on a percentage of the average daily net assets of each Fund.

IMG is also the administrator for the Funds (the "Administrator"). Under the terms of the management and administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of each Fund.

IMG also serves the Funds as Transfer Agent and Fund Accountant. BISYS Fund Services, Inc., ("BISYS") serves as sub-transfer agent to the Funds through a Sub-Transfer Agent Agreement with the Funds and IMG. Under the terms of the Transfer Agency and Sub-Transfer Agent Agreements, IMG and BISYS's fees are computed on the basis of number of shareholders of each Fund. Under the Fund Accounting Agreement, IMG's fees are computed daily based on a percentage of average daily net assets of each Fund

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution and Shareholder Service Plan, (the "Plan"), pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount calculated at an annual rate not to exceed twenty-five one hundredths of one percent (0.25%) of the average daily net assets of the variable net asset funds and at an annual rate not to exceed fifty one hundredths of one percent (0.50%) of the average daily net assets of the money market funds. Such amounts may be used to pay banks for administrative and shareholder services and to pay broker-dealers and other institutions for similar services, including distribution services (each such bank, broker-dealer and other institution is hereafter referred to as a "Participating Organization"), pursuant to an agreement between BISYS Fund Services, Inc., and the Participating Organization. Under the Plan, a Participating Organization may include BISYS Fund Services, Inc., its subsidiaries and its affiliates.

As authorized by the Plan, the Distributor has entered into a Rule 12b-1 Agreement with AMCORE Bank pursuant to which AMCORE Bank has agreed to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by AMCORE Bank for the accounts of its Customers and Shares of a Fund purchased and held by Customers of AMCORE Bank directly, including, but not limited to, processing automatic investments of AMCORE Bank's Customer account cash balances in Shares of a Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, processing purchase and redemption transactions for Customers, answering routine Customer questions concerning the Funds and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, AMCORE Bank may receive a monthly fee, computed at the annual rate of twenty-five one-hundredths of one percent (.25%) of the average aggregate net asset value of the Shares of the Fund held during the period in Customer accounts for which AMCORE Bank has provided services under this Agreement. The Distributor will be compensated by a Fund in an amount equal to any payments it makes to AMCORE Bank under the Rule 12b-1 Agreement. Currently, it is intended that no such amounts will be paid under the Plan or the Rule 12b-1 Agreement by any of the Funds except Liquid Assets Fund and Municipal Assets Fund.

                                     PART C

                                OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS.

              (a)   Financial Statements

                    (1)    Included in Part A:
                           None

                    (2)    Included in Part  B:
                           Statement of Assets and Liabilities (unaudited), February 20, 1998

                    (3)    Incorporated  by  reference  in Part  B:
                           Independent Auditors' Report dated May 30, 1997 Schedule of Investments, April 30, 1997
                           Statement of Assets and Liabilities, April 30, 1997 Statement of Operations for Year Ended April 30, 1997 Statement of Changes in Net Assets for the Periods Ended April 30, 1997, and April 30, 1996

                    (4)    Included in Part C:
                           None

              (b)   Exhibits

                    Exhibit No.   Description
                    -------------------------

                      1. (a) Articles of Incorporation, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                         (b) Articles Supplementary, incorporated by reference to Post-Effective Amendment No. 9 filed January 6, 1998

                         (c)      Articles of Amendment filed herewith

                      2. Bylaws, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                      5.  (a)(1)  Transfer Agent, Dividend Disbursing Agent
                                  and Shareholder Servicing Agent Agreement, incorporated by reference to the Fund's Registration Statement, filed
                                  December 14, 1994

                      5.  (a)(2)  Form of Transfer Agency Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                      5.  (b)(1)  Investment Advisory Agreement, incorporated
                                  by reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                      5.  (b)(2)  Form of Investment Advisory Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                      5.  (c)(1)  Administrative Services Agreement,
                                  incorporated by reference to the Fund's
                                  Registration Statement, filed
                                  December 14, 1994

                      5.  (c)(2)  Form of Management and Administrative
                                  Agreement, incorporated by reference to
                                  Post-Effective Amendment No. 7 filed
                                  November 7, 1997

                      5.  (d)(1)  Fund Accounting Agreement, incorporated by
                                  reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                      5.  (d)(2)  Form of Fund Accounting Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                      6.  (a)     Distribution Agreement, incorporated
                                  by reference to the Fund's  Registration
                                  Statement, filed December 14, 1994

                      6.  (b)     Form of Distribution Agreement, incorporated
                                  by reference to Post-Effective Amendment
                                  No. 7 filed November 7, 1997

                      8.  (a)     Custodial Agreement, incorporated by
                                  reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                      8.  (b)     Form of Custodial Agreement, incorporated
                                  by reference to Post-Effective Amendment
                                  No. 7 filed November 7, 1997

                      8.  (c)     Form of Custodial Agreement, incorporated
                                  by reference to Post-Effective Amendment
                                  No. 8 filed November 12, 1997

                      9.  (a)     Shareholder Services Plan, incorporated
                                  by reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                      9.  (b)     Form of Administrative Services Plan,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                     10. Opinion of Ober, Kaler, Grimes & Shriver, incorporated by reference to Pre-Effective Amendment No. 2 filed May 4, 1995

                     10. (a) Opinion of Ober, Kaler, Grimes & Shriver, incorporated by reference to Post-Effective Amendment No. 4 filed March 18, 1996

                    10.  (b)      Opinion of Ober, Kaler, Grimes & Shriver
                                  for Liquid Assets Fund and Municipal Assets
                                  Fund, incorporated by reference to Post-
                                  Effective Amendment No. 9
                                  filed January 6, 1998

                    10.  (c)      Opinion of Ober, Kaler, Grimes & Shriver
                                  for Vintage Funds, incorporated by reference to Post-Effective Amendment No. 9 filed January 6, 1998

                    11. Power of Attorney, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                    13. Subscription Agreement of Initial Stockholder, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                    15.  (a)      Distribution Plan, incorporated by reference
                                  to the Fund's Registration Statement, filed
                                  December 14, 1994

                    15.  (b)      Distribution Plan, incorporated by reference
                                  to Post-Effective Amendment No. 7 filed
                                  November 7, 1997

                    15.  (c)      Distribution Plan, incorporated by reference
                                  to Post-Effective Amendment  No. 7 filed
                                  November 7, 1997

                    15.  (d)      Distribution and Shareholder Services Plan,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 8 filed November 12, 1997

                    16.  (a)      18f3 Plan, incorporated by reference to
                                  Pre-Effective Amendment No. 3,
                                  filed May 18, 1995

                    16.  (b)      Amended 18f3 Plan, incorporated by reference
                                  to Post-Effective Amendment No. 8 filed
                                  November 12, 1997

                    17. Calculation of Yield Quotations, included in Part B of this Registration Statement

Item 29.          PRINCIPAL UNDERWRITERS.

         (a)(1) BISYS Fund Services will act as distributor for the Vintage Mutual Funds, Inc., and also distribute the securities of The Victory Funds, The Riverfront Funds, Inc., The HighMark Group, The Parkstone Group of Funds, The BB&T Mutual Funds Group, the Summit Investment Trust, the Qualivest Funds, The ARCH Fund, Inc., the American Performance Funds, The Sessions Group, the Pacific Capital Funds, the AmSouth Mutual Funds, the MMA Praxos Mutual Funds, the Market Watch Funds and M.S.D.&T
                  Funds, each of which is a open-end management investment company.


         (b)(1) Partners of BISYS Fund Services, as of March 31, 1997, were as follows:

                                   Positions and                 Positions and
Name and Principal                 Offices with                  Offices with
Business Address                   BISYS Fund Services           Registrant
------------------                 -------------------           -------------

BISYS Fund Services, Inc.          Sole General Partner          None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation          Sole Limited Partner          None
150 Clove Road
Little Falls, New Jersey 07424

The BISYS Group, Inc.              Sole Shareholder of
150 Clove Road                     General Partner
Little Falls, New Jersey 07424

              (c) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines, State of Iowa, on the 24th day of February, 1998.


                                  VINTAGE MUTUAL FUNDS, INC.

                                  By _/s/__Mark A. McClurg________________
                                  Mark A. McClurg, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

           Signature                  Title


_/s/__David W. Miles________  Director
           David W.  Miles

_/s/__Mark A. McClurg_______  President, Principal
           Mark A. McClurg    Executive Officer,
                              Principal Financial and
                              Accounting Officer and
                              Director
                              __________________________
                                                        |
_/s/__Johnny Danos__________  Director                   > _/s/_David W. Miles__
           Johnny Danos                                 |  by David W. Miles
                                                        |  Attorney in Fact
                                                        |  February 24, 1998
_/s/__Debra Johnson_________  Director                  |
           Debra Johnson                                |
                                                        |
_/s/__Edward Stanek_________  Director                  |
           Edward Stanek                                |
                              __________________________|

                           VINTAGE MUTUAL FUNDS, INC.


                                 EXHIBIT VOLUME

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 10

                        FORM N-1A REGISTRATION STATEMENT

                           VINTAGE MUTUAL FUNDS, INC.

                                  EXHIBIT INDEX

    Exhibit
    Number      Description                                              Page

     1.  (a)    Articles of Incorporation, incorporated by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

     1.   (b)   Articles Supplementary, incorporated by
                reference to Post-Effective Amendment
                No. 9, filed January 6, 1998...............................


     1.   (c)   Articles of Amendment, filed herewith......................


     2.         Bylaws, incorporated by reference to the Fund's
                Registration Statement, filed December 14, 1994............

     5.  (a)(1) Transfer Agent, Dividend Disbursing Agent and
                Shareholder Servicing Agent Agreement,  incorporated
                by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

     5.  (a)(2) Form of Transfer Agency Agreement, incorporated by reference to Post-Effective Amendment no. 7 filed
                November 7, 1997...........................................

     5.  (b)(1) Investment Advisory Agreement, incorporated by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

     5.  (b)(2) Form of Investment Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

     5.  (c)(1) Administrative Services Agreement, incorporated by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

     5.  (c)(2) Form of Management and Administration Agreement,
                incorporated by reference to Post-Effective Amendment
                No. 7 filed November 7, 1997...............................

     5.  (d)(1) Fund Accounting Agreement, incorporation by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

     5.  (d)(2) Form of Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 7
                filed November 7, 1997.....................................

      6.  (a)   Distribution Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

      6.  (b)   Form of Distribution Agreement, incorporated by
                reference to Post-Effective Amendment No. 7
                filed November 7, 1997.....................................

      8.  (a)   Custodial Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

      8.  (b)   Form of Custodial Agreement, incorporated by
                reference to Post-Effective Amendment No. 7
                filed November 7, 1997.....................................

      8.  (c)   Form of Custodial Agreement, incorporated by
                reference to Post-Effective Amendment No. 8
                filed November 12, 1997....................................

      9.  (a)   Shareholder Services Plan, incorporated by
                reference to the Fund's Registration Statement, filed
                December 14, 1994..........................................

      9.  (b)   Form of Administrative Services Plan, incorporated by
                reference to Post-Effective Amendment No. 7
                filed November 7, 1997.....................................

     10.        Opinion of Ober, Kaler, Grimes & Shriver,
                incorporated by reference to the Fund's Pre-Effective
                Amendment No. 2, filed May 4, 1995.........................

     10. (a)    Opinion of Ober, Kaler, Grimes & Shriver,
                incorporated by reference to the Fund's Post-Effective
                Amendment No. 4, filed March 18, 1996......................

     10. (b)    Opinion of Ober, Kaler, Grimes & Shriver,
                for Liquid Assets Fund and Municipal Assets Fund,
                incorporated by reference to Post-Effective Amendment
                No. 9, filed January 6, 1998...............................

     10. (c)    Opinion of Ober, Kaler, Grimes & Shriver, for Vintage
                Funds, incorporated by reference to Post-Effective Amendment
                No. 9, filed Janaury 6, 1998...............................

     11.        Power of Attorney, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

     13.        Subscription Agreement of Initial Stockholder,
                incorporated by reference to the Fund's Registration
                Statement, filed December 14, 1994.........................

     15. (a)    Distribution Plan, incorporated by reference to the
                Fund's Registration Statement, filed December 14, 1994.....

     15. (b)    Distribution Plan, incorporated by reference to
                Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

     15. (c)    Distribution Plan, incorporated by reference to
                Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

     15. (d)    Distribution and Shareholder Services Plan, incorporated
                by reference to  Post-Effective Amendment No. 8 filed
                November 12, 1997..........................................

     16. (a)    18f3 Plan, incorporated by reference to
                Pre-Effective Amendment No. 3, filed May 18, 1995..........

    16.  (b)    Amended 18f3 Plan, incorporated by reference to
                Post-Effective Amendment No. 8 filed
                November 12, 1997..........................................

    17.         Calculation of Yield Quotations, included in
                Part B of this Registration Statement......................